Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

a)	Related parties *

Name of related parties	Relationship with the Company
aBitCool	A company owned by the same group of the Company’s Class B ordinary shareholders (1)
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
A PRC citizen	Seller of iJoy
Mr. Li (4)	Seller of Aipu Group
Dyxnet Internet Center Limited (“DIC”)	A related party of the seller of Dermot Entities
Dyxnet Corporate Service Limited (“DCS”)	A related party of the seller of Dermot Entities
Beijing Cheetah Mobile Technology Co., Ltd. (“BJ Cheetah”) (2)	A company controlled by principal shareholder of the Company
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (2)	A company controlled by principal shareholder of the Company
Xiaomi Communication Technology Co., Ltd. (“Xiaomi Communication”) (3)	A company controlled by principal shareholder of the Company
Beijing Xiaomi Mobile Software Co., Ltd. (“BJ Xiaomi”) (3)	A company controlled by principal shareholder of the Company
Chengdu Xingpu Investment Management Co., Ltd. (“CD Xingpu”) (4)	A related party of the controlling shareholder of Aipu Group
Anlai Network Communication Technology Company Limited (“Anlai”)	Seller of Dermot Entities
WNT Technology Limited (“WNT Technology”)	A related party of seller of Dermot Entities
Chengdu Guotao Communication Co., Ltd (“CD Guotao”) (4)	A related party of the controlling shareholder of Aipu Group
Dyxnet Data Centre Services Limited(“DCSS”)	A related party of seller of Dermot entities
Beijing Chengyishidai Network Engineering Technology Co., Ltd. (“CYSD”) (5)	A company controlled by controlling shareholder of the Company
WiFire (Beijing) Technology Co., Ltd. (“WiFire BJ”) (5)	A company controlled by controlling shareholder of the Company
Beijing Fastweb Network Technology Co., Ltd (“BJ Fastweb”) (5)	A company controlled by controlling shareholder of the Company
Shanghai Fawei Technology Co., Ltd (“SH Fawei”) (5)	A company controlled by controlling shareholder of the Company
Wuhan Fastweb Cloud Computing Co., Ltd (“WH Fastweb”) (5)	A company controlled by controlling shareholder of the Company
Beijing Bozhi Ruihai Network Technology Co., Ltd. (“Bozhi Ruihai”) (5)	A company controlled by controlling shareholder of the Company
Unisplendour Corporation Limited (“Unis”)	A company controlled by controlling shareholder of the Company

*	These are the related parties that have engaged in significant transactions with the Company for the year ended December 31, 2015, 2016 and 2017.
(1)	There are certain shareholders (“Common Shareholders”) that are shareholders of both aBitCool and the Company. As of December 31, 2017, in terms of economic interests and voting power, the Common Shareholders’ ownership interests in the Company were 5.79% and 15.48% while their ownership interests in aBitCool was 90.14% in terms of both economic interests and voting power, based on the register of members of the Company. There is neither a single controlling shareholder nor a group of shareholders holding identical ownership interests individually and controlling ownership interests in aggregate in the Company and aBitCool.
(2)	These companies and Kingsoft are ultimately controlled by the same party. Kingsoft made a significant investment in the Company in 2015 (note 27).
(3)	These companies and Xiaomi are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015 (note 27).
(4)	These entities ceased to be related parties immediately after the disposal of Aipu Group.
(5)	These entities were disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as related parties as of December 31, 2017.

b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Communication	27,144	113,458	214,555	32,976
- WiFire BJ	—	—	9,726	1,495
- BJ Kingsoft	7,969	19,471	8,046	1,237
- BJ Xiaomi	275	11,689	5,555	854
- BJ Cheetah	6,712	9,478	5,128	788
- Others	4,255	2,413	3,314	509

Services provided by:
- BJ Kingsoft	—	1,045	7,775	1,195
- DCSS	—	10,883	6,424	987
- CYSD	—	—	2,979	458
- WiFire BJ	—	—	1,616	248
- Others	20,023	9,178	2,632	405

Sales of equipment and property to:
- BJ Fastweb	—	—	1,021	157

Purchases of equipment and property from:
- WNT Technology	—	—	2,629	404
- DIC	—	3,079	1,234	190
- CD Xingpu	37,101	—	—	—

Loan to:
- BJ Fastweb	—	—	20,000	3,074

Loan from:
- CD Guotao	—	3,483	—	—

Interest income from loan to:
- BJ Fastweb	—	—	210	32

Management service provided by:
- DCS	16,602	—	—	—

c)	The Company had the following related party balances as of December 31, 2016 and 2017:

	December 31,
	2016	2017
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Xiaomi Communication	22,473	39,016	5,996
- Seller of iJoy	27,748	26,137	4,017
- WiFire BJ	—	15,321	2,355
- SH Fawei	—	10,332	1,588
- SH Shibei	9,800	9,800	1,506
- BJ Kingsoft	3,864	5,663	870
- WH Fastweb	—	4,600	707
- Seller of Aipu Group	98,500	—	—
- CD Xingpu	12,466	—	—
- Others	7,764	3,387	522

	182,615	114,256	17,561

Non-current:
- BJ Fastweb	—	20,210	3,106

Amounts due to related parties:
Current:
- Seller of iJoy	38,131	39,068	6,005
- Bozhi Ruihai	—	9,358	1,438
- CYSD	—	3,618	556
- BJ Kingsoft	1,105	2,070	318
- Seller of Managed Network Entities*	47,755	—	—
- Seller of Aipu Group	30,000	—	—
- CD Guotao	3,483	—	—
- Others	1,454	1,561	240

	121,928	55,675	8,557

*	After the disposal of WiFire Entities, Seller of Managed Network Entities was not determined as a related party of the Company, the amount due to Seller of Managed Network Entities was reclassified into accrued expenses and other payables as of December 31, 2017.